Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 20, 2023	May 01, 2024	Jul. 07, 2023	Jul. 24, 2024	Jul. 25, 2023	Sep. 01, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation expense								$ 8,126	$ 0	$ 0
Share based compensation of restricted shares								$ 8,089
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition								1 year 5 months 26 days
Proceeds from Issuance of Common Stock								$ 0	0	43,841
Proceeds from issuance of preferred stock								$ 0	$ 0	192
Preferred Stock, Par or Stated Value Per Share								$ 1.00	$ 1.00
Deemed dividend on preferred shares								$ 0	$ (3,256)	$ 0
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								0	0	165
Stock Redeemed or Called During Period, Shares								3,517,061
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								0	0	2,239
Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								0	0	5,888
Series D, E and F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of preferred stock										$ 192
Series G Convertible Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Redeemed or Called During Period, Shares							459,286
Conversion price							$ 15.00
Preferred Stock, Par or Stated Value Per Share							1.00
liquidation preference							$ 10.00
Preferred Stock, Shares Outstanding								0	0	0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares with Liquidation Preference							306,190
Shyris Shipping Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Redemption Amount										$ 22,889
Shyris Shipping Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Redeemed or Called During Period, Shares	100,000				500,000	1,438,841				250,000
liquidation preference										$ 10.00
Number of Shares with Liquidation Preference										2,048,841
Preferred Stock, Dividends, Per Share, Cash Paid										$ 0.001
liquidation price										$ 20,388
Preferred Stock, Redemption Terms										at a rate of 7.50% per annum
Dividends, Preferred Stock, Cash								$ 0	$ 1,446	$ 1,698
Preferred Stock, Redemption Amount	$ 1,000				$ 5,000	$ 14,388				$ 2,500
Series D preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Redeemed or Called During Period, Shares			3,517,061
Preferred Stock, Par or Stated Value Per Share			$ 1.00
liquidation preference			25.00
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.243056
Deemed dividend on preferred shares									$ 3,256
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues									0	4,633,473
Proceeds from Issuance of Common Stock										$ 43,841
Maximum [Member] | Shyris Shipping Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Conversion Basis										100%
Minimum [Member] | Shyris Shipping Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Conversion Basis										112.5%
2024 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted shares				625,000
Forfeited shares				3,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		The performance-based condition will be satisfied upon determination by the Company that the fleet utilization as defined in the awards, equals or exceeds 85% for the period from January 1, 2024 through the end of the last complete fiscal quarter preceding each vesting date
Award vesting percentage								25.00%
2024 Plan [Member] | Vest On July 1, 2025 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Award vesting percentage								25.00%
2024 Plan [Member] | Vest On January 1, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Award vesting percentage								25.00%
2024 Plan [Member] | Vest On July 1, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Award vesting percentage								25.00%
2024 Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized		1,000,000